Loans and asset quality - Information about Past Due Loans (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	$ 162	$ 171
30 to 59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	120	148
60 to 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	35	18
Equal to Greater than 90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	7	5
Commercial real estate | Total Domestic
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	78	68
Commercial real estate | Total Domestic | 30 to 59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	78	57
Commercial real estate | Total Domestic | 60 to 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	0	11
Commercial real estate | Total Domestic | Equal to Greater than 90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	0	0
Financial institutions | Total Domestic
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	28	0
Financial institutions | Total Domestic | 30 to 59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	1	0
Financial institutions | Total Domestic | 60 to 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	27	0
Financial institutions | Total Domestic | Equal to Greater than 90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	0	0
Wealth management loans and mortgages | Total Domestic
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	23	72
Wealth management loans and mortgages | Total Domestic | 30 to 59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	21	69
Wealth management loans and mortgages | Total Domestic | 60 to 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	2	2
Wealth management loans and mortgages | Total Domestic | Equal to Greater than 90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	0	1
Other residential mortgages | Total Domestic
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	33	31
Other residential mortgages | Total Domestic | 30 to 59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	20	22
Other residential mortgages | Total Domestic | 60 to 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	6	5
Other residential mortgages | Total Domestic | Equal to Greater than 90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	$ 7	$ 4